Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of effective tax rate of the Company with U.S. federal statutory income tax rate
United States federal statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (as a percent)	(2.40%)	1.20%	0.90%
Percentage depletion deduction (as a percent)	(7.30%)	(2.30%)	(3.20%)
Section 199 domestic manufacturing deduction (as a percent)		(0.60%)	(0.30%)
Change in valuation allowance (as a percent)	(7.10%)	(7.10%)	(25.40%)
Prior year return-to-actual (as a percent)	(0.40%)	0.30%	(1.30%)
Other (as a percent)	0.60%	0.20%
Effective tax rate (as a percent)	18.40%	26.70%	5.70%
CPE Resources
Reconciliation of effective tax rate of the Company with U.S. federal statutory income tax rate
United States federal statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (as a percent)	(1.80%)	1.20%	0.90%
Percentage depletion deduction (as a percent)	(6.20%)	(2.60%)	(2.90%)
Section 199 domestic manufacturing deduction (as a percent)		(0.70%)	(0.30%)
Change in valuation allowance (as a percent)	(6.10%)	(8.10%)	(23.10%)
Prior year return-to-actual (as a percent)	(0.30%)	0.30%	(0.60%)
Other (as a percent)	0.40%	0.10%	0.10%
Effective tax rate (as a percent)	21.00%	25.30%	9.10%